Other Insurance Liabilities and Separate Accounts - Roll Forward of Separate Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Separate Account, Liability [Roll Forward]
Separate Accounts liability, beginning of the period	$ 5,087	$ 4,881
Premiums and deposits	853	1,118
Surrenders and withdrawals	(581)	(42)
Benefit payments	(947)	(984)
Investment earnings	(1,130)	53
Net transfers from general account	9	14
Other	(63)	47
Separate Accounts liability, end of the period	3,228	5,087
Cash surrender value, end of the period	$ 2,087	$ 3,513